Offerings	Dec. 08, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock(1)
Maximum Aggregate Offering Price	$ 8,625,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,191.11
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the common stock shares registered hereby also include an indeterminate number of additional common stock shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of common stock shares that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock (3)
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit | $ / shares	5.00
Maximum Aggregate Offering Price	$ 15,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.50
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the common stock shares registered hereby also include an indeterminate number of additional common stock shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of common stock shares that the underwriters have the option to purchase to cover over-allotments, if any.Represents common stock shares registered for resale on this registration statement by the selling shareholders named in this registration statement or their permitted transferees.Based on an assumed offering price of $5.00 per share.